Investment Strategy	Oct. 02, 2026
Defiance Europe AI Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed European companies that operate across the artificial intelligence (“AI”) value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is rules-based.

The Index is designed to track the performance of publicly listed European companies operating across the following areas of the AI value chain: AI Hardware Infrastructure, AI Software and Services, AI Applications, and AI Capital Infrastructure. For purposes of determining eligibility, the Index defines a publicly listed European company as one whose equity securities are listed on one of the exchanges listed under the prospectus section titled “Additional Information About the Funds.”

To be eligible for inclusion, a company must derive significant business exposure  from the AI value chain as discussed under the Thematic Exposure Requirement below. AI value chain areas include:

●	AI Hardware Infrastructure: Companies that design, develop, and manufacture the hardware underlying artificial intelligence, including AI compute processors, networking technologies, memory, and storage systems used to support AI training and inference.

●	AI Software and Services: Companies that develop the software, platforms, and services that enable the creation, deployment, and operation of AI systems, including foundational models, data platforms, and machine learning operations (MLOps) and application platforms.

●	AI Applications: Companies that develop AI-enabled applications and autonomous systems, including generative AI, agentic AI, and physical AI solutions, as well as companies that have strategically integrated AI into their core products, services, or operations.

●	AI Capital Infrastructure: Companies that provide the physical infrastructure and industrial technologies supporting AI, including AI data centers, power infrastructure, semiconductor fabrication equipment, and the extraction and processing of critical minerals used in AI hardware.

The Index provider then applies the following screens and filters:

●	Thematic Exposure Requirement: Each constituent must (i) derive at least 50% of its total revenue from one or more products, services, or activities related to the applicable AI value chain; or (ii) derive at least 25% of its total revenue from one or more such products, services, or activities and rank among the top five positions in the Initial Universe by total nominal revenue derived from such products, services, or activities.

●	Market Capitalization: Securities with a market capitalization below $100 million are excluded.

●	Security Considerations: Only ordinary shares are eligible for inclusion.

●	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 100,000 are excluded.

●	Free-Float Percentage Requirement: Securities with a free-float percentage below 10% are excluded. For these purposes, free-float percentage is defined as the percentage of a company's total shares outstanding that are freely available for trading by the general investing public.

The Index targets a maximum of twenty constituents. Eligible companies are ranked based on their thematic exposure, defined as the percentage of total revenue derived from the AI value chain areas described above. The twenty companies with the highest thematic exposure are selected for inclusion in the Index. If two or more companies are tied, the company with the higher three-month average daily traded value is selected. If a company has more than one share class that qualifies for membership in the Index on a stand-alone basis, only the share class with the highest three-month average daily traded value is eligible for inclusion. Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. Extraordinary adjustments to the Index are allowed to add recent initial public offerings (“IPOs”) with more than 50% thematic exposure to any AI value chain area discussed above that, on their first trading day, rank among the ten largest eligible companies by market capitalization.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the technology hardware industry or group of industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, American Depository Receipts (“ADRs”), or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to AI value chain activities, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in equity securities and equity-related interests, whether publicly traded or privately issued, including common stocks and other equity interests. The Fund may invest up to 15% of its net assets in privately issued securities. The Fund may also invest in cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.
Defiance Japan AI Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed Japanese companies that operate across the artificial intelligence (“AI”) value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is rules-based.

The Index is designed to track the performance of publicly listed Japanese companies operating across the following areas of the AI value chain: AI Hardware Infrastructure, AI Software and Services, AI Applications, and AI Capital Infrastructure. For purposes of determining eligibility, the Index defines a publicly listed Japanese company as one whose equity securities are listed on the Japan Exchange Group.

To be eligible for inclusion, a company must derive significant business exposure from the AI value chain as discussed under the Thematic Exposure Requirement below. AI value chain areas include:

●	AI Hardware Infrastructure: Includes companies that design, develop, and manufacture the hardware that enables artificial intelligence, including AI compute processors, networking technologies, memory, and storage systems used to support AI training and inference.

●	AI Software and Services: Includes companies that develop the software, platforms, and services used to build, deploy, and operate AI systems, including foundational models, data platforms, and machine learning operations (MLOps) and application platforms.

●	AI Applications: Includes companies that develop AI-enabled software, products, and autonomous systems, including generative AI, agentic AI, and physical AI solutions, as well as companies that have strategically integrated AI into their core products, services, or operations.

●	AI Capital Infrastructure: Includes companies that provide the physical infrastructure, industrial equipment, and raw materials that support the development and expansion of AI, including data centers, power infrastructure, semiconductor fabrication equipment, and the extraction and processing of critical minerals used in AI hardware.

The Index provider then applies the following screens and filters:

●	Thematic Exposure Requirement: Each constituent must (i) derive at least 50% of its total revenue from one or more products, services, or activities related to the applicable AI value chain; or (ii) derive at least 25% of its total revenue from one or more such products, services, or activities and rank among the top five positions in the Initial Universe by total nominal revenue derived from such products, services, or activities.

●	Market Capitalization: Securities with a market capitalization below $100 million are excluded.

●	Security Considerations: Only ordinary shares are eligible for inclusion.

●	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 100,000 are excluded.

●	Free-Float Percentage Requirement: Securities with a free-float percentage below 10% are excluded. For these purposes, free-float percentage is defined as the percentage of a company's total shares outstanding that are freely available for trading by the general investing public.

The Index targets a maximum of twenty constituents. Eligible companies are ranked based on their thematic exposure, defined as the percentage of total revenue derived from the AI value chain areas described above. The twenty companies with the highest thematic exposure are selected for inclusion in the Index. If two or more companies are tied, the company with the higher three-month average daily traded value is selected. If a company has more than one share class that independently qualifies for inclusion in the Index, only the share class with the highest three-month average daily traded value is eligible for inclusion. Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December.   The Index may make extraordinary adjustments to include recent initial public offerings (“IPOs”) with more than 50% thematic exposure to an AI value chain area described above that, on their first day of trading, rank among the ten largest eligible companies by market capitalization.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the technology hardware industry or group of industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, American Depository Receipts (“ADRs”), or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to AI value chain activities, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in equity securities and equity-related interests, whether publicly traded or privately issued, including common stocks and other equity interests. The Fund may invest up to 15% of its net assets in privately issued securities. The Fund may also invest in cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.
Defiance Taiwan AI Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed Taiwanese companies that operate across the artificial intelligence (“AI”) value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is rules-based.

The Index is designed to track the performance of publicly listed Taiwanese companies operating across the following areas of the AI value chain: AI Hardware Infrastructure, AI Software and Services, AI Applications, and AI Capital Infrastructure. For purposes of determining eligibility, the Index defines a publicly listed Taiwanese company as one whose equity securities are listed on one of the exchanges listed under the prospectus section titled “Additional Information About the Funds.”

To be eligible for inclusion, a company must derive significant business exposure from the AI value chain as discussed under the Thematic Exposure Requirement below. AI value chain areas include:

●	AI Hardware Infrastructure: Includes companies that design, develop, and manufacture the hardware that enables artificial intelligence, including AI processors, accelerators, networking technologies, memory, and storage systems used to support AI training and inference.

●	AI Software and Services: Includes companies that develop the software, platforms, and services used to build, deploy, and operate AI systems, including foundational models, AI data platforms, and machine learning operations (MLOps) and AI application platforms.

●	AI Applications: Includes companies that develop AI-enabled software, products, and autonomous systems, including generative AI, agentic AI, and physical AI solutions, as well as companies that have strategically integrated AI into their core products, services, or operations.

●	AI Capital Infrastructure: Includes companies that provide the physical infrastructure, industrial equipment, and raw materials that support the development and expansion of AI, including AI data centers, power infrastructure, semiconductor fabrication equipment, and the extraction and processing of critical minerals used in AI hardware.

The Index provider then applies the following screens and filters:

●	Thematic Exposure Requirement: Each constituent must (i) derive at least 50% of its total revenue from one or more products, services, or activities related to the applicable AI value chain; or (ii) derive at least 25% of its total revenue from one or more such products, services, or activities and rank among the top five positions in the Initial Universe by total nominal revenue derived from such products, services, or activities.

●	Market Capitalization: Securities with a market capitalization below $100 million are excluded.

●	Security Considerations: Only ordinary shares are eligible for inclusion.

●	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 100,000 are excluded.

●	Free-Float Percentage Requirement: Securities with a free-float percentage below 10% are excluded. For these purposes, free-float percentage is defined as the percentage of a company's total shares outstanding that are freely available for trading by the general investing public.

The Index targets a maximum of twenty constituents. Eligible companies are ranked based on their thematic exposure, defined as the percentage of total revenue derived from the AI value chain areas described above. The twenty companies with the highest thematic exposure are selected for inclusion in the Index. If two or more companies are tied, the company with the higher three-month average daily traded value is selected. If a company has more than one share class that independently qualifies for inclusion in the Index, only the share class with the highest three-month average daily traded value is eligible for inclusion. Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December.   The Index may make extraordinary adjustments to include recent initial public offerings (“IPOs”) with more than 50% thematic exposure to an AI value chain area described above that, on their first day of trading, rank among the ten largest eligible companies by market capitalization.

 To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the technology hardware industry or group of industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, American Depository Receipts (“ADRs”), or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to AI value chain activities, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in equity securities and equity-related interests, whether publicly traded or privately issued, including common stocks and other equity interests. The Fund may invest up to 15% of its net assets in privately issued securities. The Fund may also invest in cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.
Defiance Korea Robotics Top 10 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed Korean companies that operate across the most critical segments of the robotics value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is rules-based.

The Index is designed to track the performance of publicly listed companies on the Korea Exchange operating across the most critical segments of the robotics value chain.

To be eligible for inclusion, a company must derive significant business exposure from the robotics value chain as discussed under the Thematic Exposure Requirement below. The critical segments of the robotics value chain include:

●	Industrial & Intelligent Factory Automation: Companies that are engaged in the design, integration, development, and production of automated robotic systems and comprehensive infrastructure for smart manufacturing environments. This includes heavy-duty multi-axis robotic arms, safe collaborative robots equipped with proximity sensors, and automated guided vehicles, with operations spanning facility-wide logistics automation, sensory data capture, and high-volume assembly line deployment. Autonomous sorting system manufacturers are also included.

●	Service & Humanoid Robotics: Companies that develop, manufacture, or commercialize autonomous or semi-autonomous robots designed for commercial, professional, domestic utility, or general-purpose tasks. This includes professional logistics systems, consumer-facing hospitality robots, and anthropomorphic physical structures that mimic human anatomy, locomotion, and cognitive actions. These firms are typically focused on enabling embodied intelligence and enhancing operational flexibility in complex human environments. Last-mile delivery drones are also included.

●	Robotic Software, Control & Automation Platforms: Companies that focus on developing software-driven architecture, hardware-agnostic operating platforms, and infrastructure tools used to orchestrate, monitor, and scale robot networks. This includes cloud-based fleet management suites, proprietary Robot Operating Systems (“ROS”), real-time path planning modules, and robotic process automation (“RPA”) environments aimed at improving operational visibility, advanced robotic perception, and deployment efficiency.

●	Medical Robotics: Companies that focus on developing precision robotic instruments and devices used to assist healthcare practitioners during medical, diagnostic, and therapeutic interventions. This includes firms that offer robotic-assisted surgical platforms, rehabilitative exoskeletons, and automated laboratory systems aimed at improving surgical accuracy, patient recovery times, and clinical outcomes.

The Index provider then applies the following screens and filters:

●	Thematic Exposure Requirement: Each constituent must (i) derive at least 50% of its total revenue from one or more products, services, or activities related to the applicable robotics value chain; or (ii) derive at least 25% of its total revenue from one or more such products, services, or activities and rank among the top five positions in the Initial Universe by total nominal revenue derived from such products, services, or activities.

●	Market Capitalization: Securities with a market capitalization below $100 million are excluded.

●	Security Considerations: Only ordinary shares are eligible for inclusion.

●	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 100,000 are excluded.

●	Free-Float Percentage Requirement: Securities with a free-float percentage below 10% are excluded. For these purposes, free-float percentage is defined as the percentage of a company's total shares outstanding that are freely available for trading by the general investing public.

The Index targets ten constituents. Eligible companies are ranked based on their thematic exposure, defined as the percentage of total revenue derived from the critical segments of the robotics value chain described above. The ten companies with the highest thematic exposure are selected for inclusion in the Index. If two or more companies are tied, the company with the higher three-month average daily traded value is selected. If a company has more than one share class that independently qualifies for inclusion in the Index, only the share class with the highest three-month average daily traded value is eligible for inclusion. Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. The Index may make extraordinary adjustments to include recent initial public offerings (“IPOs”) with more than 50% thematic exposure to a critical segment of the robotics value chain described above that, on their first day of trading, rank among the ten largest eligible companies by market capitalization.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the robotics industry or group of industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, American Depository Receipts (“ADRs”), or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to robotics value chain activities, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in equity securities and equity-related interests, whether publicly traded or privately issued, including common stocks and other equity interests. The Fund may invest up to 15% of its net assets in privately issued securities. The Fund may also invest in cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.
Defiance Global Robotics Top 10 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed companies that operate across the most critical segments of the robotics value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is rules-based.

The Index is designed to track the performance of global publicly listed companies operating across the most critical segments of the robotics value chain.

To be eligible for inclusion, a company must derive significant business exposure from the critical segments of the global robotics value chain as discussed under the Thematic Exposure Requirement below. Critical segments of the robotics value chain areas include:

●	Industrial & Intelligent Factory Automation: Companies that are engaged in the design, integration, development, and production of automated robotic systems and comprehensive infrastructure for smart manufacturing environments. This includes heavy-duty multi-axis robotic arms, safe collaborative robots equipped with proximity sensors, and automated guided vehicles, with operations spanning facility-wide logistics automation, sensory data capture, and high-volume assembly line deployment. Autonomous sorting system manufacturers are also included.

●	Service & Humanoid Robotics: Companies that develop, manufacture, or commercialize autonomous or semi-autonomous robots designed for commercial, professional, domestic utility, or general-purpose tasks. This includes professional logistics systems, consumer-facing hospitality robots, and anthropomorphic physical structures that mimic human anatomy, locomotion, and cognitive actions. These firms are typically focused on enabling embodied intelligence and enhancing operational flexibility in complex human environments. Last-mile delivery drones are also included.

●	Robotic Software, Control & Automation Platforms: Companies that focus on developing software-driven architecture, hardware-agnostic operating platforms, and infrastructure tools used to orchestrate, monitor, and scale robot networks. This includes cloud-based fleet management suites, proprietary Robot Operating Systems (“ROS”), real-time path planning modules, and robotic process automation (“RPA”) environments aimed at improving operational visibility, advanced robotic perception, and deployment efficiency.

●	Medical Robotics: Companies that focus on developing precision robotic instruments and devices used to assist healthcare practitioners during medical, diagnostic, and therapeutic interventions. This includes firms that offer robotic-assisted surgical platforms, rehabilitative exoskeletons, and automated laboratory systems aimed at improving surgical accuracy, patient recovery times, and clinical outcomes.

The Index provider then applies the following screens and filters:

●	Thematic Exposure Requirement: Each constituent must (i) derive at least 50% of its total revenue from one or more products, services, or activities related to the applicable robotics value chain; or (ii) derive at least 25% of its total revenue from one or more such products, services, or activities and rank among the top five positions in the Initial Universe by total nominal revenue derived from such products, services, or activities.

●	Market Capitalization: Securities with a market capitalization below $100 million are excluded.

●	Security Considerations: Only ordinary shares are eligible for inclusion.

●	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 100,000 are excluded.

●	Free-Float Percentage Requirement: Securities with a free-float percentage below 10% are excluded. For these purposes, free-float percentage is defined as the percentage of a company's total shares outstanding that are freely available for trading by the general investing public.

The Index targets ten constituents. Eligible companies are ranked based on their thematic exposure, defined as the percentage of total revenue derived from the critical segments of the robotics value chain described above. The ten companies with the highest thematic exposure are selected for inclusion in the Index. If two or more companies are tied, the company with the higher three-month average daily traded value is selected. If a company has more than one share class that independently qualifies for inclusion in the Index, only the share class with the highest three-month average daily traded value is eligible for inclusion. Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. The Index may make extraordinary adjustments to include recent initial public offerings (“IPOs”) with more than 50% thematic exposure to a critical segment of the robotics value chain described above that, on their first day of trading, rank among the ten largest eligible companies by market capitalization.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the technology hardware industry or group of industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, American Depository Receipts (“ADRs”), or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to robotics value chain activities, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in equity securities and equity-related interests, whether publicly traded or privately issued, including common stocks and other equity interests. The Fund may invest up to 15% of its net assets in privately issued securities. The Fund may also invest in cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.
Defiance Latin America Top 10 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that aims to track the performance of publicly listed companies across Latin America, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is rules-based.

The Index is designed to track the performance of publicly listed companies operating across Latin America. For eligibility purposes, the Index defines a publicly listed company operating across Latin America as a company listed on an exchange that is also assigned to Argentina, Brazil, Chile, Colombia, Mexico, or Peru under the BITA Assigned Country methodology. BITA Assigned Country is a composite country flag, determined by the Index Provider, based on publicly available information regarding a company’s country of incorporation, country of headquarters, and country of primary operations.

To qualify for inclusion, a company must have: (i) a free-float percentage of at least 10%; (ii) a market capitalization of at least $100 million; (iii) a three-month average daily trading value of at least $100 thousand. Only ordinary shares and American Depository Receipts (“ADRs”) are eligible. For purposes of inclusion, free-float percentage is defined as the proportion of a company’s total shares outstanding that are freely available for trading by the general investing public on the open market.

The Index targets ten constituents. Eligible companies are ranked by free-float market capitalization, with the ten highest-ranked companies selected for inclusion. If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index, only the highest ranked share class will be considered for inclusion, as ranked by its three-month average daily traded value.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. Index constituents are equally weighted.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to Latin America, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in equity securities and equity-related interests, whether publicly traded or privately issued, including common stocks and other equity interests. The Fund may invest up to 15% of its net assets in privately issued securities. The Fund may also invest in ADRs, cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.